Fixed Assets	6 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Fixed Assets
Fixed Assets

At June 30, 2015, the Company’s operating fleet consisted of 14 dry bulk vessels. The carrying amount of these vessels is as follows:

	June 30,	December 31,
Vessel	2015	2014
	(unaudited)
m/v BULK PANGAEA	$20,368,405	$21,176,498
m/v BULK CAJUN (1)	—	4,523,804
m/v BULK DISCOVERY (1)	3,486,254	3,741,375
m/v BULK PATRIOT	14,361,607	14,988,585
m/v BULK JULIANA	13,615,793	14,023,118
m/v NORDIC ODYSSEY	28,539,097	29,125,309
m/v NORDIC ORION	29,057,542	29,627,397
m/v BULK TRIDENT	16,063,979	16,430,154
m/v BULK BEOTHUK	12,940,876	13,228,238
m/v BULK NEWPORT	14,421,584	14,733,879
m/v NORDIC BARENTS	6,691,807	7,000,000
m/v NORDIC BOTHNIA	6,685,204	7,000,000
m/v NORDIC OSHIMA	33,132,711	33,615,314
m/v NORDIC OLYMPIC (2)	33,359,775	—
m/v NORDIC ODIN (2)	33,555,872	—
	266,280,506	209,213,671
Other fixed assets, net	2,919,635	2,977,746
Less: vessel held for sale (1)	$(3,486,254)	$(4,523,804)
Total fixed assets, net	$265,713,887	$207,667,613

(1)In February 2015, the Company sold the m/v Bulk Cajun for its scrap value of approximately $4,524,000. On July 6, 2015, the Company entered into an agreement to sell the m/v Bulk Discovery. Accordingly, the net carrying value is included in current assets as vessels held for sale.
(2)The m/v Nordic Olympic was delivered to the Company on February 6, 2015 and the m/v Nordic Odin was delivered to the Company on February 13, 2015.